Stockholders' equity, dividend payments and stock compensation expenses	9 Months Ended
Sep. 30, 2025
Stockholders' equity, dividend payments and stock compensation expenses [Abstract]
Stockholders' equity, dividend payments and stock compensation expenses
Note 6 – Stockholders’ equity, dividend payments and stock compensation expenses
Common stock
Issued at September 30, 2025	160,799,407
Numbers of shares authorized for issue at September 30, 2025	250,000,000
Par value	$0.01

Common stock
Each outstanding share of common stock entitles the holder to one vote on all matters submitted to a vote of stockholders.

Acquisition of non-controlling interests
In April 2025, the Company acquired an additional 46.8% ownership of Goodwood Ship Management Pte. Ltd., a privately owned ship management company incorporated under the laws of the Republic of Singapore, for a purchase price of $6.1 million in cash. Following the acquisition, Goodwood Ship Management Pte. Ltd. is 100% owned by DHT Holdings, Inc. The carrying value of the non-controlling interest of Goodwood Ship Management Pte Ltd was $4.4 million, and the difference recognized in equity attributable to owners of the Company comprised of an increase in accumulated deficit of $1.8 million and an increase in the translation differences of $0.2 million.

Stock repurchases
No stock repurchases were made in the first nine months of 2025.

In 2024, the Company purchased 1,481,383 of its own shares in the open market for an aggregate consideration of $13.2 million, at an average price of $8.89 per share. All shares were retired upon receipt.

Dividend payments
Dividend payment made year-to-date as of September 30, 2025:
Payment date $ in thousands, except per common share	Total payment	Per common share
August 25, 2025	$38,592	$0.24
May 28, 2025	$24,091	$0.15
February 25, 2025	$27,286	$0.17
Total payments made year-to-date as of September 30, 2025	$89,969	$0.56

Dividend payments made during 2024:
Payment date $ in thousands, except per common share	Total payment	Per common share
November 29, 2024	$35,522	$0.22
August 30, 2024	$43,595	$0.27
May 31, 2024	$46,786	$0.29
February 28, 2024	$35,492	$0.22
Total payments made during 2024	$161,396	$1.00